Investments - Additional Details (Details) (USD $)	Dec. 31, 2013 security	Oct. 31, 2013	Dec. 31, 2012 security
Investments, Debt and Equity Securities [Abstract]
Number of Mortgage-Backed securities with unrealized losses	20		2
Number of Mortgage-backed securities	33
Gain on sale of asset-backed security		$ 63,813,000
Par Value of Asset-Backed securities pledged to FRB	0		628,698,000
Par Value of Mortgage-backed securities pledged to FRB	$ 103,049,000		$ 58,406,000